NOTE 3: SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of voluntary change in accounting policy [abstract]
New and amended IFRS standards that are effective for the year ended December 31, 2019
Leases

Effective January 1, 2019, the Company adopted IFRS 16 - Leases (IFRS 16) using the modified retrospective approach. The new standard requires a lessee to recognize a liability to make lease payments (the lease liabilities) and an asset to recognize the right to use the underlying asset during the lease term (the right-of-use assets) in the statement of financial position. The Company recognized the after-tax cumulative effect of initially applying IFRS 16 as an adjustment to opening retained earnings at January 1, 2019. Comparative information has not been restated and continues to be reported under IAS 17 - Leases (IAS 17) and IFRIC 4 - Determining Whether an Arrangement Contains a Lease (IFRIC 4).

The Company used the practical expedient not to reassess whether a contract is or contains a lease at January 1, 2019. Instead, the Company applied IFRS 16 only to contracts previously identified as leases under IAS 17 and IFRIC 4.

The Company also used the following practical expedients to account for leases at January 1, 2019:

●	Applied a single discount rate to a portfolio of leases with similar characteristics.

●	Relied on the Company’s assessment of whether leases are onerous immediately before January 1, 2019.

●	Applied recognition exemptions for operating leases when the underlying asset was of low value or the lease term ends within 12 months. The payments associated with these leases are recognized as an expense in operating expenses.

●	Excluded initial direct costs when measuring the right-of-use asset at January 1, 2019.

●	Used hindsight to determine the lease term when the contract contained options to extend or terminate the lease.

These policies apply to contracts entered into or changed on or after January 1, 2019. A contract is a lease or contains a lease if it conveys the right to control the use of an asset for a time period in exchange for consideration.

To identify a lease, the Company (1) considers whether an explicit or implicit asset is specified in the contract and (2) determines whether the Company obtains substantially all the economic benefits from the use of the underlying asset by assessing numerous factors, including but not limited to substitution rights and the right to determine how and for what purpose the asset is used.

When assessing the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option or to not exercise a termination option. This judgment is based on factors such as contract rates compared to market rates, economic reasons, significance of leasehold improvements, termination and relocation costs, installation of specialized assets, residual value guarantees, and any sublease term.

The Company has elected not to recognize right-of-use assets and lease liabilities for low-value assets or short-term leases with a term of 12 months or less. These lease payments are recognized in operating expenses over the lease term.

The lease liability is initially measured at the present value of the lease payments that are not paid. The Company elected to not separate non-lease components from lease components and to account for the non-lease and lease components as a single lease component. Lease payments generally include fixed payments less any lease incentives receivable. The lease liability is discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The Company estimates the incremental borrowing rate based on the lease term, collateral assumptions, and the economic environment in which the lease is denominated. The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is remeasured when the expected lease payments change as a result of new assessments of contractual options and residual value guarantees.

The right-of-use asset is recognized at the present value of the liability at the commencement date of the lease less any incentives received from the lessor. Added to the right-of-use asset are initial direct costs, payments made before the commencement date, and estimated restoration costs. The right-of-use asset is subsequently depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

For leases previously classified as operating leases, lease liabilities were measured at the present value of the remaining lease payments, discounted using the Company’s weighted-average incremental borrowing rate, calculated in accordance with IFRS 16, at January 1, 2019, of 6%. Associated right-of-use assets for certain property leases, elected on a lease-by-lease basis, were measured retrospectively as though IFRS 16 had been applied since the commencement date. The right-of-use asset was adjusted by the amount of any prepaid, accrued lease payments, or acquisition lease advantages or disadvantages relating to that lease and recognized in the statements of financial position as at December 31, 2018.

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018	$180,696
Weighted average incremental borrowing rate as at January 1, 2019	6%
Lease liability as at January 1, 2019	$138,444

As a result of the initial application of IFRS 16, in relation to the leases that were previously classified as operating leases, the Company recognized right-of-use assets with a cost of $324,972 and accumulated depreciation of $196,479 and lease liabilities of $138,444 as at January 1, 2019. The difference of $9,951 was recorded as a direct charge to deficit.

Significant estimates and assumptions

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make estimates based on assumptions about future events that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively in the period in which the estimate is revised.

Areas that require significant estimates and assumptions as the basis for determining the stated amounts include, but are not limited to, the following:

i.	Functional currency

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the respective entity operates; the Company has determined the functional currency of each entity to be the US dollar. Such determination involves certain judgements to identify the primary economic environment. The Company reconsiders the functional currency of its subsidiaries if there is a change in events and/or conditions which determine the primary economic environment.

ii.	Assessment of Cash Generating Units

For impairment assessment and testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash generating unit (“CGU”). The Company applies judgement in assesses the smallest group of assets that comprise a single CGU. As each clinic has its own cash inflows, each clinic is considered a separate CGU.

iii.	Assessment of useful lives of property and equipment and intangible assets

Management reviews its estimate of the useful life of property and equipment and intangible assets annually and accounts for any changes in estimates prospectively. The Company applied judgment in determining the useful lives of trademarks and patient records with less than an indefinite life. In addition, the Company applied judgment in determining the useful lives of the right of use assets and leasehold improvements for purposes of assessing the shorter of the useful life or lease term.

iv.	Assessment of indicators of impairment

At the end of each reporting period, the Company assesses whether there are any indicators, from external and internal sources of information, that an asset or CGU may be impaired, thereby requiring adjustment to the carrying value. The Company identified the sustained decrease in market capitalization and change in Arizona licensing regulations as an indicator of impairment during the year ended December 31, 2019. As a result of these impairment indicators, the Company assessed the intangible assets and goodwill for impairment at the group of synergistic CGUs level and concluded that the recoverable value of the Sun Valley CGU as a whole (comprising of multiple locations) was less than its carrying value and an impairment loss was recognized on intangible assets and goodwill.

v.	Revenue recognition

a.	Determination of performance obligations

The Company applied judgement to determine if a good or service that is promised to a customer is distinct based on whether the customer can benefit from the good or service on its own or together with other readily available resources and whether the good or service is separately identifiable. Based on these criteria, the Company determined the primary performance obligation relating to its sales contracts is the delivery of the medical services or sale of product, each representing a single performance obligation with consideration allocated accordingly.

b.	Transfer of control

Judgement is required to determine when transfer of control occurs relating to the medical services to its customers. Management based its assessment on a number of indicators of control, which include, but are not limited to whether the Company has present right of payment, whether delivery of medical services has occurred and whether the physical possession of the goods, significant risks and rewards and legal title have been transferred to the customer.

vi.	Expected credit losses

In calculating the expected credit loss on financial instruments, management is required to make a number of judgments including the probability of possible outcomes with regards to credit loss, the discount rate to use for time value of money and whether the financial instrument’s credit risk has increased significantly since initial recognition.

vii.	Current and deferred taxes

The Company’s provision for income taxes is estimated based on the expected annual effective tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The current and deferred components of income taxes are estimated based on forecasted movements in temporary differences. Changes to the expected annual effective tax rate and differences between the actual and expected effective tax rate and between actual and forecasted movements in temporary differences will result in adjustments to the Company’s provision for income taxes in the period changes are made and/or differences are identified.

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. Forecasted cash flows from operations are based on patient visits, which are internally developed and reviewed by management.

Weight is attached to tax planning opportunities that are within the Company’s control, and are feasible and implementable without significant obstacles.

The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on individual facts and circumstances of the relevant tax position evaluated in light of all available evidence.

viii.	Equity-settled share-based payments

Share-based payments are measured at fair value. Options and warrants are measured using the Black-Scholes option pricing model based on estimated fair values of all share-based awards at the date of grant and are expensed to the consolidated statement of loss and comprehensive loss over each award’s vesting period. The Black-Scholes option pricing model utilizes subjective assumptions such as expected price volatility and expected life of the option. Changes in these input assumptions can significantly affect the fair value estimate.

ix.	Warrant liability and conversion feature

Warrant liability and conversion feature are measured at fair value using the Black-Scholes option pricing model based on estimated fair values at the date of grant and revalued at period end to the consolidated statement of loss and comprehensive loss over the life of the instruments. The Black-Scholes option pricing model utilizes subjective assumptions such as expected price volatility and expected life of the option. Changes in these input assumptions can significantly affect the fair value estimate.

x.	Contingencies

Due to the nature of the Company’s operations, various legal and tax matters can arise from time to time. In the event that management’s estimate of the future resolution of these matters’ changes, the Company will recognize the effects of the changes in its consolidated financial statements for the period in which such changes occur.

xi.	Leases as a result of adopting IFRS 16

Identifying whether a contract includes a lease

IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset. The Company had to apply judgment on certain factors, including whether the supplier has substantive substitution rights, does the Company obtain substantially all of the economic benefits and who has the right to direct the use of that asset.

Incremental borrowing rate

When the Company recognizes a lease, the future lease payments are discounted using the Company’s incremental borrowing rate. This significant estimate impacts the carrying amount of the lease liabilities and the interest expense recorded on the consolidated statement of loss and comprehensive loss.

Estimate of lease term

When the Company recognizes a lease, it assesses the lease term based on the conditions of the lease and determines whether it will extend the lease at the end of the lease contract or exercise an early termination option. As it is not reasonably certain that the extension or early termination options will be exercised, the Company determined that the term of its leases are the lesser of original lease term or the life of the leased asset. This significant estimate could affect future results if the Company extends the lease or exercises an early termination option.

xii.	Business combinations

Judgment is used in determining whether an acquisition is a business combination or an asset acquisition.

In a business combination, all identifiable assets, liabilities and contingent liabilities acquired are recorded at their fair values. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities including assessing the fair value of any favourable or unfavorable lease terms. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows. The evaluations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and any changes in the discount rate applied.

Foreign currency translation

In preparing the financial statements of each individual group entity, transactions in currencies other than the entity's functional currency (“foreign currencies”) are translated at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the exchange rates prevailing at that date. Exchange gains and losses are recognized on a net basis in on the consolidated statement of loss and comprehensive loss for the year.

Cash	Cash consists of cash at banks and on hand.
Inventory

Inventories are valued initially at cost and subsequently at the lower of cost and net realizable value. All direct and indirect costs related to inventory are capitalized as they are incurred.

Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Cost is determined using the weighted average cost basis. Products for resale and supplies and consumables are valued at the lower of cost and net realizable value. The Company reviews inventory for obsolete and slow-moving goods and any such inventory is written down to net realizable value.

Inventory consists entirely of finished goods, there are no reserves taken against inventory and the amount of inventory expensed in cost of goods sold is $12,985.

Property and equipment

Equipment is measured at cost less accumulated depreciation and impairment losses. Cost includes the purchase price, any costs directly attributable to bringing equipment to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated site reclamation and closure costs associated with removing the asset, and, where applicable, borrowing costs.

Upon sale or abandonment of any equipment, the cost and related accumulated depreciation and impairment losses are written off and any gains or losses thereon are recognized in profit or loss for the period. When the parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

The cost of replacing or overhauling a component of an item of equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to the Company and its cost can be measured reliably. The carrying amount of the replaced component is derecognized. Maintenance and repairs of a routine nature are charged to profit or loss as incurred.

Intangible assets

Intangible assets are stated at cost less accumulated depreciation and impairment losses. Cost includes the purchase price, any costs directly attributable to bringing the intangible asset to the condition necessary for it to be capable of operating in the manner intended by management and, where applicable, borrowing costs.

Upon sale or abandonment of any intangible asset, the cost and related accumulated depreciation and impairment losses are written off and any gains or losses thereon are recognized in profit or loss for the period.

Depreciation

Depreciation and amortization is provided using the straight-line basis over the following terms:

Furniture and equipment	3 - 5 years
Leasehold improvements	5 years
Right of use	1 – 5 years
Patient records	5 years
Trademarks and domain names	5 years
Management software	5 years

Depreciation commences on the date the asset is available for use. An asset’s residual value, useful life and amortization method are reviewed at each financial year end and adjusted if appropriate. When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment. Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount of the equipment and are recognized in consolidated statement of loss and comprehensive loss.

Assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets, or disposal groups, are generally measured as the lower of their carrying amount and fair value less costs to sell.

Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

Constructive obligations are obligations that derive from the Company’s actions where:

●	by an established pattern of past practice, published policies or a sufficiently specific current statement, the Company has indicated to other parties that it will accept certain responsibilities; and,

●	as a result, the Company has created a valid expectation on the part of those other parties that it will discharge those responsibilities.

Provisions are reviewed at the end of each reporting period and adjusted to reflect management’s current best estimate of the expenditure required to settle the present obligation at the end of the reporting period. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

Provisions are reduced by actual expenditures for which the provision was originally recognized. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The accretion of the discount is charged to the consolidated statement of loss and comprehensive loss.

Convertible debentures

The convertible debentures were determined to be compound instruments, comprising a financial liability (debt obligation) and derivative liability component (conversion option). As the debentures are convertible into units, each comprising a common share and a warrant, the debt and conversion feature are presented separately. The conversion option is classified as a derivative liability under the principles of IFRS 9 - Financial Instruments. As the exercise price of the convertible debenture is fixed in Canadian dollars and the functional currency of the Company is the US dollar, the conversion option is considered a derivative liability in accordance with IAS 32 - Financial Instruments: Presentation as a variable amount of cash in the Company’s functional currency will be received upon exercise.

The conversion option is recognized at fair value using the Black-Scholes option pricing model and the listed trading price at the date of issue. The conversion option is initially recorded as a liability at fair value with any subsequent changes in fair value recognized in the consolidated statement of loss and comprehensive loss.

Using the residual method, the carrying amount of the financial liability component is the difference between the principal amount and the initial carrying value of the conversion option. The debentures, net of the derivative lability component is accreted using the effective interest rate method over the term of the debentures, such that the carrying amount of the financial liability will equal the principal balance at maturity.

Upon exercise of the convertible debentures, the conversion option is revalued at the date of exercise and the total fair value of the conversion option and the carrying value of debt is allocated between the warranty liability and equity.

Share-based payments

Certain employees and directors of the Company receive a portion of their remuneration in the form of share options. The fair value of the share options, determined at the date of the grant, is charged to the consolidated statement of loss and comprehensive loss, with an offsetting credit to reserves, over the vesting period. If and when the share options are exercised, the applicable original amounts of reserves are transferred to issued capital.

The fair value of a share-based payment is determined at the date of the grant. The estimated fair value of share options is measured using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the expected term of the option and share price volatility. The expected term of options granted is determined based on historical data on the average hold period before exercise, expiry or cancellation. Expected volatility is estimated with reference to the historical volatility of the share price of the Company.

These estimates involve inherent uncertainties and the application of management’s judgement. The costs of share-based payments are recognized over the vesting period of the option. The total amount recognized as an expense is adjusted to reflect the number of options expected to vest at each reporting date. At each reporting date prior to vesting, the cumulative compensation expense representing the extent to which the vesting period has passed and management’s best estimate of the share options that are ultimately expected to vest is computed. The movement in cumulative expense is recognized on the consolidated statement of loss and comprehensive loss with a corresponding entry to reserves.

Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined that the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received.

No expense is recognized for share options that do not ultimately vest. Charges for share options that are forfeited before vesting are reversed from reserves and credited to the consolidated statement of loss and comprehensive loss. For those share options that expire unexercised after vesting, the recorded value remains in reserves.

Share purchase warrants

Share purchase warrants are classified as a derivative liability under the principles of IFRS 9 - Financial Instruments. As the exercise price of the share purchase warrant is fixed in Canadian dollars and the functional currency of the Company is the US dollar, the share purchase warrants are considered a derivative liability in accordance with IAS 32 - Financial Instruments: Presentation as a variable amount of cash in the Company’s functional currency will be received upon exercise.

These types of share purchase warrants are recognized at fair value using the Black-Scholes option pricing model or the listed trading price at the date of issue. Share purchase warrants are initially recorded as a liability at fair value with any subsequent changes in fair value recognized on the consolidated statement of loss and comprehensive loss.

Upon exercise of the share purchase warrants with exercise prices in a currency other than the Company’s functional currency, the share purchase warrants are revalued at the date of exercise and the total fair value of the exercised share purchase warrants is reallocated to equity. The proceeds generated from the payment of the exercise price are also allocated to equity.

Issued capital

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity. Share issue costs incurred in advance of share subscriptions are recorded as non-current deferred assets. Share issue costs related to uncompleted share subscriptions are expensed in the period they are incurred.

The Company records proceeds from share issuances net of issue costs and any tax effects. Common shares issued for non-monetary consideration are recorded at their fair market value based upon the trading price of the Company’s shares on the Canadian Securities Exchange on the date of the agreement to issue the shares or the date of share issuance, whichever is more appropriate.

The proceeds from the issue of units is allocated between common shares and common share purchase warrants as follows: the fair value of the common share purchase warrants is determined using the Black-Scholes pricing model and the residual, if any is allocated to issued capital.

Shares held in escrow

The Company has issued common shares held in escrow as a part of a compensation arrangement. The fair value of the escrowed shares is recognized as salaries and benefits expense with a corresponding credit to reserves as the common shares vest. Upon release from escrow, the amounts previously recognized in reserves are recorded as an increase to share capital.

The Company has issued common shares held in escrow as a part of the Sun Valley acquisition. The fair value of the escrowed shares is recognized as consideration.

Financial assets

Classification of financial assets

Amortized cost:

Financial assets that meet the following conditions are measured subsequently at amortized cost:

●	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method.

The Company has classified cash at FVTPL and promissory note at amortized cost.

Fair value through other comprehensive income ("FVTOCI"):

Financial assets that meet the following conditions are measured at FVTOCI:

●	The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and,

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company does not currently hold any financial instruments designated as FVTOCI.

Equity instruments designated as FVTOCI:

On initial recognition, the Company may make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments that would otherwise be measured at fair value through profit or loss to present subsequent changes in fair value in other comprehensive income. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in other OCI. The cumulative gain or loss is not reclassified to the consolidated statement of loss and comprehensive loss on disposal of the equity instrument, instead, it is transferred to deficit.

The Company does not currently hold any equity instruments designated as FVTOCI.

Financial assets measured subsequently at fair value through profit or loss:

By default, all other financial assets are measured subsequently at FVTPL.

The Company, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized on the consolidated statement of loss and comprehensive loss to the extent they are not part of a designated hedging relationship.

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized on the consolidated statement of loss and comprehensive loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Classification of financial liabilities

Financial liabilities that are not contingent consideration of an acquirer in a business combination, held for trading or designated as at FVTPL, are measured at amortized cost using effective interest method. The Company’s financial liabilities measured at amortized cost are accounts payable, notes payable, convertible debentures payable, secured loan payable and convertible notes payable. The Company’s financial liabilities measured at FVTPL are warrant liability and conversion feature.

Financial instruments designated as hedging instruments	The Company does not currently apply nor have a past practice of applying hedge accounting to financial instruments.
Impairment of financial assets

The expected loss model (“ECL”) applies to financial assets measured at amortized cost, contract assets and debt investments measured at FVOCI. The ECL model applies to the Company’s promissory note receivable (Note 6).

To assess credit losses, the Company considers a broad range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions and forecasts that affect the expected collectability of future cash flows of the instrument.

In applying this forward-looking approach, the Company separates instruments into the below categories:

1. financial instruments that have not deteriorated significantly since initial recognition or that have low credit risk;

2. financial instruments that have deteriorated significantly since initial recognition and whose credit loss is not low; or

3. financial instruments that have objective evidence of impairment at the reporting date.

12-month expected credit losses are recognized for the first category while ‘lifetime expected credit losses’ are recognized for the second category.

For financial assets carried at amortized cost, the amount of the impairment is the difference between the asset’s carrying amount and the present value of the estimated future cash flows, discounted at the financial asset’s original effective interest rate.

Financial assets, other than those at FVTPL and amortized cost, are assessed for indicators of impairment at each reporting period. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been impacted.

Impairment of non-financial assets

At each reporting date, the Company reviews the carrying amounts of its non-financial assets to determine whether there are any indications of impairment. If any such indication exists such as an increase in operating costs or a decrease in the number of patient visits, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. In determining the recoverable amount, the Company compares the carrying amount of the asset or CGU.

Where the asset does not generate cash inflows that are independent from other assets, the Company estimates the recoverable amount of the CGU to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.

The recoverable amount is determined as the higher of fair value less costs of disposal and the asset’s value in use. Fair value is determined with reference to discounted estimated future cash flow analysis or to recent transactions involving dispositions of similar properties. In assessing value in use, the estimated future cash flows are discounted to their present value.

The pre-tax discount rate applied to the estimated future cash flows measured on a value in use basis reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted.

If the carrying amount of an asset or CGU exceeds its recoverable amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized as a charge to profit or loss. Non-financial assets that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstance indicate that the impairment may have reversed.

Where an impairment, other than goodwill impairment, subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but only so that the increased carrying amount does not exceed the carrying amount that would have been determined (net of depletion and depreciation) had no impairment loss been recognized for the asset or CGU in prior periods. A reversal of impairment is recognized as a gain in the statement of loss or comprehensive loss. Goodwill impairment losses are not reversed.

Taxes
i.	Current tax expense

Current tax is the expected tax payable or receivable on the taxable earnings or loss for the period.

Current tax for each taxable entity in the Company is based on the local taxable income at the local statutory tax rate enacted or substantively enacted at the reporting date and includes adjustments to tax payable or recoverable in respect of previous periods.

ii.	Deferred tax expense

Deferred tax is accounted for using the balance sheet liability method, providing for the tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective tax bases.

Deferred tax liabilities are recognized for all taxable temporary differences except where the deferred tax liability arises from the initial recognition of goodwill, or the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting earnings nor taxable earnings or loss.

Deferred tax assets are recognized for all deductible temporary differences, carry forwards of unused tax losses and tax credits, to the extent that it is probable that taxable earnings will be available against which the deductible temporary differences, and the carry forward of unused tax losses can be utilized, except where the deferred tax asset related to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting earnings nor taxable earnings or loss.

The carrying amounts of deferred tax assets are reviewed at each reporting date and are adjusted to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be utilized. To the extent that an asset not previously recognized fulfills the criteria for recognition, a deferred tax asset is recorded.

Deferred tax is measured on an undiscounted basis using the tax rates that are expected to apply in the period when the liability is settled or the asset is realized, based on tax rates and tax laws enacted or substantially enacted at the reporting date. Current and deferred tax relating to items recognized directly in equity are recognized in equity and not in earnings or loss.

Income (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing the income (loss) and comprehensive income (loss) of the Company by the basic weighted average number of common shares outstanding during the period.

For purposes of calculating diluted EPS, the proceeds from the potential exercise of dilutive share options and share purchase warrants with exercise prices that are below the average market price of the underlying shares are assumed to be used in purchasing the Company’s common shares at their average market price for the period.

Share options and share purchase warrants are included in the calculation of diluted EPS only to the extent that the market price of the common shares exceeds the exercise price of the share options or share purchase warrants except where such conversion would be anti-dilutive.

Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable, and represents amounts receivable for services rendered, stated net of discounts. The Company recognizes revenue when delivery of medical services has occurred and when the physical possession of the goods and significant risks and rewards and legal title have been transferred to the customer. The Company recognizes revenue from the rendering of patient services in the accounting period in which the physician’s services are rendered and recognizes revenue from the sale of goods when physical possession of the goods has transferred to the customer.

Revenues are recorded net of discounts provided to patients.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence, related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.